CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	[2]	$ 23,244 [1]	$ 87,500 [1]	$ 100,800	[3]	$ 176,363	[1]
Comprehensive income	[1]	23,244	87,500	100,800		176,363
Comprehensive income attributable to:
Owners of Cool Company Ltd. / Predecessor's Parent	[1]	15,038	85,742	98,142		174,729
Non-controlling interests	[1]	8,206	1,758	2,658		1,634
Comprehensive income	[1]	$ 23,244	$ 87,500	$ 100,800		$ 176,363

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.